Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table presents information about our Named Executive Officers’ pay and Company performance for each of the Company’s three most recently completed fiscal years.

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO($) (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (in 000’s)	Operating Income ($) (in 000’s)
2022	5,460,198	2,465,428	1,094,807	701,308	115	176	245,580	323,076
2021	5,314,351	8,798,833	1,133,218	1,587,300	134	215	261,478	309,146
2020	4,810,029	6,822,876	1,102,850	1,423,523	109	132	169,078	227,438

(1)	Represents compensation of Mr. Leathers for all periods presented.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).

(3)	Compensation of Messrs. Steele, Nordlund, Schelble, and Johnson are included in the average compensation calculations for all periods presented.
(4)	Our Peer Group includes companies similar to us in the transportation industry and has the following companies: ArcBest; Covenant Logistics Group; Forward Air; Heartland Express; Hub Group; JB Hunt; Knight-Swift Transportation; Landstar System; Marten Transport; Old Dominion Freight Line; Saia; Schneider National; US Xpress; and Yellow Corporation.

Named Executive Officers, Footnote [Text Block]	Represents compensation of Mr. Leathers for all periods presented.Compensation of Messrs. Steele, Nordlund, Schelble, and Johnson are included in the average compensation calculations for all periods presented.
Peer Group Issuers, Footnote [Text Block]	Our Peer Group includes companies similar to us in the transportation industry and has the following companies: ArcBest; Covenant Logistics Group; Forward Air; Heartland Express; Hub Group; JB Hunt; Knight-Swift Transportation; Landstar System; Marten Transport; Old Dominion Freight Line; Saia; Schneider National; US Xpress; and Yellow Corporation.
PEO Total Compensation Amount	$ 5,460,198	$ 5,314,351	$ 4,810,029
PEO Actually Paid Compensation Amount	$ 2,465,428	8,798,833	6,822,876
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).
The following table reconciles total compensation reported in the Summary Compensation Table to “compensation actually paid” for the CEO and non-CEO NEOs (averaged) over the last three years.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS
Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year End Fair Value of Unvested Equity Awards Granted in Year ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
CEO
2022	5,460,198	(3,200,000)	2,507,777	(2,102,923)	(199,624)	2,465,428
2021	5,314,351	(2,800,000)	4,741,960	1,288,523	253,999	8,798,833
2020	4,810,029	(2,800,000)	4,252,764	302,174	257,909	6,822,876
Non-CEO NEOs (Average)
2022	1,094,807	(350,000)	274,289	(287,911)	(29,877)	701,308
2021	1,133,218	(312,500)	529,187	195,957	41,438	1,587,300
2020	1,102,850	(412,500)	626,539	49,962	56,672	1,423,523

Non-PEO NEO Average Total Compensation Amount	$ 1,094,807	1,133,218	1,102,850
Non-PEO NEO Average Compensation Actually Paid Amount	$ 701,308	1,587,300	1,423,523
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).
The following table reconciles total compensation reported in the Summary Compensation Table to “compensation actually paid” for the CEO and non-CEO NEOs (averaged) over the last three years.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS
Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year End Fair Value of Unvested Equity Awards Granted in Year ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
CEO
2022	5,460,198	(3,200,000)	2,507,777	(2,102,923)	(199,624)	2,465,428
2021	5,314,351	(2,800,000)	4,741,960	1,288,523	253,999	8,798,833
2020	4,810,029	(2,800,000)	4,252,764	302,174	257,909	6,822,876
Non-CEO NEOs (Average)
2022	1,094,807	(350,000)	274,289	(287,911)	(29,877)	701,308
2021	1,133,218	(312,500)	529,187	195,957	41,438	1,587,300
2020	1,102,850	(412,500)	626,539	49,962	56,672	1,423,523

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graphs illustrate the relationships between each of the financial performance measures included in the Pay Versus Performance Table above and the compensation actually paid to the CEO and, on average, to non-CEO NEOs over the Company’s three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
The following graphs illustrate the relationships between each of the financial performance measures included in the Pay Versus Performance Table above and the compensation actually paid to the CEO and, on average, to non-CEO NEOs over the Company’s three most recently completed fiscal years.

Total Shareholder Return Amount	$ 115	134	109
Peer Group Total Shareholder Return Amount	176	215	132
Net Income (Loss)	$ 245,580,000	$ 261,478,000	$ 169,078,000
Company Selected Measure Amount	323,076,000	309,146,000	227,438,000
PEO Name	Mr. Leathers
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Revenues, less fuel surcharge revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diluted earnings per share
PEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,200,000)	$ (2,800,000)	$ (2,800,000)
PEO [Member] | Equity Awards Granted in Current Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,507,777	4,741,960	4,252,764
PEO [Member] | Equity Awards Adjustment, Unvested, Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,102,923)	1,288,523	302,174
PEO [Member] | Equity Awards Adjustment, Vested, Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(199,624)	253,999	257,909
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(350,000)	(312,500)	(412,500)
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	274,289	529,187	626,539
Non-PEO NEO [Member] | Equity Awards Adjustment, Unvested, Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(287,911)	195,957	49,962
Non-PEO NEO [Member] | Equity Awards Adjustment, Vested, Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (29,877)	$ 41,438	$ 56,672